Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Equity Attributable to Common Shareholders [member]	Non-controlling interests [member]	Total
Balance at Jun. 30, 2023	$ 6,855	$ 3,002	$ (117)	$ 6,653	$ 16,393	$ 238	$ 16,631
Balance, shares at Jun. 30, 2023	26,800,000
IfrsStatementLineItems [Line Items]
Net income (loss)				(3,474)	(3,474)	(103)	(3,577)
Other comprehensive income (loss)			217		217	8	225
Common shares issued, net of costs	$ 22				22		22
Common shares issued, net of costs, shares	2,200
Equity warrants exercised	$ 83				83		83
Equity warrant exercised, shares	110,000
RSU granted		65			65		65
Share-based compensation		795			795		795
Acquisition of OFIT GM and OFIT RT	$ 2,066				2,066	2,509	4,575
OFIT GM and OFIT RT acquisition, shares	278,875
Acquisition of NCI of Solar Alliance		197			197	(291)	(94)
Balance at Jun. 30, 2024	$ 9,026	4,059	100	3,179	16,364	2,361	18,725
Balance, shares at Jun. 30, 2024	27,191,075
IfrsStatementLineItems [Line Items]
Net income (loss)				(31,040)	(31,040)	(76)	(31,116)
Other comprehensive income (loss)			(342)		(342)		(342)
Common shares issued, net of costs	$ 3,550				3,550		3,550
Common shares issued, net of costs, shares	990,726
RSU granted		1,612			1,612		1,612
Share-based compensation	384	207			591		591
Equity warrants exercised	$ 176				176		176
Warrants exercised, shares	235,000
RSU exercised	$ 1,874	(1,874)
RSU exercised, shares	508,381
Share-based compensation, shares	81,551
Share-based compensation exercised	$ 2,919	(2,857)			62		62
Share-based compensation exercised, shares	457,215
Equity warrants granted	$ 791				791		791
Shelf prospectus shares issued	$ 6,615				6,615		6,615
Shelf prospectus shares issued, shares	2,394,367
Reclassification of NCI to financial liability		804			804	(1,535)	(731)
Acquisition of Solar Flow-Through Funds	$ 19,950				19,950		19,950
Acquisition of Solar Flow-Through Funds, shares	3,575,632
Acquisition of non-controlling interests				108	108	(231)	(123)
Balance at Jun. 30, 2025	$ 45,285	1,951	(242)	(27,753)	19,241	519	19,760
Balance, shares at Jun. 30, 2025	35,433,947
IfrsStatementLineItems [Line Items]
Net income (loss)				(24,246)	(24,246)	(50)	(24,296)
Other comprehensive income (loss)			704		704		704
Common shares issued, net of costs	$ 18,167				18,167		18,167
Common shares issued, net of costs, shares	7,816,798
RSU granted		2,750			2,750		2,750
Share-based compensation		2,322			2,322		2,322
Equity warrants exercised	$ 1,979	(1,307)			672		672
Warrants exercised, shares	2,773,098
RSU exercised	$ 727	(727)
RSU exercised, shares	354,275
Share-based compensation, shares
Share-based compensation exercised	$ 1,846	(1,542)			304		304
Share-based compensation exercised, shares	1,319,159
Dividends paid to non-controlling interests						(6)	(6)
Balance at Jun. 30, 2026	$ 68,004	$ 3,447	$ 462	$ (51,999)	$ 19,914	$ 463	$ 20,377
Balance, shares at Jun. 30, 2026	47,697,277